Convertible Notes - Schedule of Fair Value Measurements Inputs (Details)	Jun. 30, 2026	Jun. 17, 2026	Jun. 10, 2026	Jun. 05, 2026	Apr. 10, 2026	Jan. 15, 2026	Dec. 31, 2025	Dec. 17, 2025	Nov. 17, 2025	Oct. 20, 2025	Sep. 25, 2025	Aug. 15, 2025	Jul. 22, 2025	Jul. 16, 2025	Jun. 30, 2025	Jun. 23, 2025	Jun. 16, 2025	Jun. 03, 2025	May 23, 2025	Apr. 23, 2025	Apr. 15, 2025	Apr. 01, 2025	Feb. 24, 2025	Feb. 20, 2025	Jan. 23, 2025	Dec. 23, 2024	Dec. 12, 2024	Dec. 06, 2024	Nov. 22, 2024	Oct. 07, 2024	Sep. 24, 2024
Risk-free rate [Member] | First Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement																							4.29		4.28				4.53
Risk-free rate [Member] | Second Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement						3.87	3.6	3.6	3.75							4.25												4.41
Risk-free rate [Member] | Minimum [Member] | First Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	3.87				3.7							3.97	4.08						4.1	4.08		4.15	4.26	4.29		4.39	4.34	4.32		4.28	3.86
Risk-free rate [Member] | Minimum [Member] | Second Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	3.87	3.88	3.79	3.81						3.63	3.81		4.17	4.1			4.2				4.02
Risk-free rate [Member] | Minimum [Member] | Third Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement															4.04			4.17
Risk-free rate [Member] | Maximum [Member] | First Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	3.94				3.73							4	4.14						4.29	4.1		4.24	4.29	4.33		4.41	4.35	4.42		4.41	4.02
Risk-free rate [Member] | Maximum [Member] | Second Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	3.97	3.98	3.88	3.9						3.64	3.82		4.23	4.13			4.26				4.11
Risk-free rate [Member] | Maximum [Member] | Third Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement															4.09			4.23
Estimated volatility rate [Member] | First Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement																													37.6
Estimated volatility rate [Member] | Second Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement						40.07										38.52
Estimated volatility rate [Member] | Minimum [Member] | First Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	43.29				48.07							42.82	25.77						38.65	35.13		21.78		31.36	34.85	44.96	38.52	38.04		38.86	37.57
Estimated volatility rate [Member] | Minimum [Member] | Second Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	43.22	42.2	43.57	42.37			44.79	49.41	41.99	35.54	29.23		25.77	25.01			30.6				28.96		34.51					39.17
Estimated volatility rate [Member] | Minimum [Member] | Third Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement															28.25			28.62					30.21
Estimated volatility rate [Member] | Maximum [Member] | First Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	51.04				57.33							57.12	37.76						42.77	40.1		36.67		38.94	37.2	49.86	43	43.99		45.27	42.09
Estimated volatility rate [Member] | Maximum [Member] | Second Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	51.81	51.16	51.49	52.73			46.9	54.78	55.41	47.36	45.33		37.76	37.62			40.75				40.19		35.04					48.45
Estimated volatility rate [Member] | Maximum [Member] | Third Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement															39.62			44.44					40.01
Dividend yield [Member] | First Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	0				0							0	0						0	0		0	0	0	0	0	0	0	0	0	0
Dividend yield [Member] | Second Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	0	0	0	0		0	0	0	0	0	0		0	0		0	0				0							0
Dividend yield [Member] | Third Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement															0			0
Bond yield [Member] | First Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	9.32				8.96							8.19	8.4						8.65	8.63		8.49	8.62	8.69	8.7	8.81	8.66	8.64	8.32	8.62	8.32
Bond yield [Member] | Second Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement	9.32	9.19	9.15	9.16		8.24	7.87	7.92	8.04	7.9	8.08		8.4	8.47		8.51	8.59				8.63							8.64
Bond yield [Member] | Third Closing Tranche [Member]
Schedule of Fair Value Measurements Inputs [Line Items]
Derivate liabilities at their measurement															8.38			8.62